Financial Assets (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Financial Assets	R$ 643,251		R$ 708,404
Adoption Of IFRS 9 [member]
Disclosure of financial assets [line items]
Financial Assets, at fair value through profit or loss		R$ 0
Financial assets, at Amortized cost		796,116
Financial assets, at fair value through OCI		0
Trade receivables [member] | IAS 39 [member]
Disclosure of financial assets [line items]
Financial Assets		778,106
Trade receivables [member] | Adoption Of IFRS 9 [member]
Disclosure of financial assets [line items]
Financial Assets, at fair value through profit or loss		0
Financial assets, at Amortized cost		781,598
Financial assets, at fair value through OCI		0
Receivables from Related Parties [member] | IAS 39 [member]
Disclosure of financial assets [line items]
Financial Assets		14,518
Receivables from Related Parties [member] | Adoption Of IFRS 9 [member]
Disclosure of financial assets [line items]
Financial Assets, at fair value through profit or loss		0
Financial assets, at Amortized cost		14,518
Financial assets, at fair value through OCI		R$ 0